Interim Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) $ in Thousands, $ in Thousands		6 Months Ended
		Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 SGD ($) $ / shares shares	Jun. 30, 2025 SGD ($) $ / shares shares
Income Statement [Abstract]
Revenues		$ 1,580	$ 2,045	$ 2,162
Cost of revenues		(1,236)	(1,599)	(1,538)
Gross profit		344	446	624
Operating expenses
Selling and distribution expenses		(229)	(296)	(205)
General and administrative expenses		(2,770)	(3,586)	(763)
Total operating expenses		(2,999)	(3,882)	(968)
Loss from operations		(2,655)	(3,436)	(344)
Other income (expense)
Interest income		16	20		[1]
Interest expense		(5)	(6)	(11)
Government grants		10	12	91
Rental income		12	16	16
Total other income, net		33	42	96
Loss before income tax		(2,622)	(3,394)	(248)
Income tax benefit		7	9
NET LOSS		(2,615)	(3,385)	(248)
Other comprehensive income
Foreign currency adjustments		12	5
TOTAL COMPREHENSIVE INCOME		$ (2,603)	$ (3,380)	$ (248)
Basic | (per share)		$ (2.83)	$ (3.66)	$ (30.26)
Diluted | (per share)		$ (2.83)	$ (3.66)	$ (30.26)
Basic	[2]	924,803	924,803	8,197
Diluted	[2]	924,803	924,803	8,197

[1]	Below S$1,000/US$1,000
[2]	Retrospectively presented for the effect of (i) the issuance of 1 ordinary share on February 15, 2024 in preparation of the Company’s initial public offering, (ii) the 1:200 share subdivision and 5,000,000 share surrender approved on October 2, 2024, (iii) the 15 for 1 reverse share split effected on February 12, 2026, and (iv) the 30 for 1 reverse share split effected on May 4, 2026.